Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,748	$ 3,177	$ 4,969
Post-employment pension	53	61	95
Share-based payments	1,083	2,362	3,246
Total	$ 3,884	$ 5,600	$ 8,310